Note 7 - Loans Payable	12 Months Ended
Mar. 31, 2024
Statement Line Items [Line Items]
Disclosure of borrowings [text block]
7.	LOANS PAYABLE

During the year ended March 31, 2021, the Company received a loan of $40,000 from the Canada Emergency Business Account to provide emergency support to businesses due to the impact of COVID-19. The loan is non-interest bearing until December 31, 2023, after which it will incur interest at 5% per annum. During the year ended March 31, 2024, the Company repaid $30,000 and recorded the remaining $10,000 as gain on forgiveness of debt in the Consolidated Statements of Loss and Comprehensive Loss as the balance was forgiven.